Note Receivable and Embedded Derivatives	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Note Receivable and Embedded Derivatives

7. Note Receivable and Embedded Derivatives

On May 16, 2024, the Company sold the GoodWheat brand to Above Food for net consideration of $3.7 million. The assets sold consisted primarily of grain and finished goods inventories, formulations and trademarks. A loss of $1,500 was recognized in the condensed consolidated statements of operations and comprehensive loss during the second quarter of 2024, related to the sale.

In connection with the transaction, Arcadia paid to Above Food $2.0 million and received a $6.0 million promissory note dated May 14, 2024. The promissory note has a term of three years and accrues interest at the Wall Street Journal prime rate. On each of the first, second and third anniversaries of the promissory note, accrued interest and $2.0 million of principal are payable to Arcadia. The promissory note contains contingent features, including an option that requires Above Food to cause its parent entity, Above Food Ingredients Inc. (“Parent Company”), to issue to the Company publicly traded stock of Parent Company in exchange for the cancellation of a portion of the principal of the promissory note, as well as default provisions.

The Company accounted for the promissory note as a note receivable in accordance with ASC 310. The Company did not elect the fair value option and since the Company intends to and has the ability to hold the promissory note to maturity, it has been classified as held for investment and is reported on the condensed consolidated balance sheet at amortized cost. The first installment payment due in 2025 is classified as current and the remaining installment payments due in 2026 and 2027 are classified as noncurrent on the condensed consolidated balance sheets.

The promissory note was recorded at a discount of $545,000, which is being amortized over the term of the promissory note using the effective interest method. The Company recognized discount amortization and interest of $69,000 and $111,000 in the condensed consolidated statements of operations and comprehensive income (loss) during the three months ended March 31, 2025, respectively.

Embedded Derivatives

The contingent features of the promissory note were evaluated for bifurcation in accordance with ASC 815. The contingent features requiring bifurcation had an estimated fair value of $250,000 as of the transaction date and as of March 31, 2025. The estimated fair value of the contingent features is reported in note receivable – noncurrent on the condensed consolidated balance sheet as of March 31, 2025.

Note 8. Note Receivable and Embedded Derivatives

On May 16, 2024, the Company sold the GoodWheat brand to Above Food for net consideration of $3.7 million. The assets sold consisted primarily of grain and finished goods inventories, formulations and trademarks. A loss of $1,500 was recognized in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2024, related to the sale.

In connection with the transaction, Arcadia paid to Above Food $2.0 million and received a $6.0 million promissory note dated May 14, 2024. The promissory note has a term of three years and accrues interest at the Wall Street Journal prime rate. On each of the first, second and third anniversaries of the promissory note, accrued interest and $2.0 million of principal are payable to Arcadia. The promissory note contains contingent features, including an option that requires Above Food to cause its parent entity, Above Food Ingredients Inc. (“Parent Company”), to issue to the Company publicly traded stock of Parent Company in exchange for the cancellation of a portion of the principal of the promissory note, as well as default provisions.

The Company accounted for the promissory note as a note receivable in accordance with ASC 310. The Company did not elect the fair value option and since the Company intends to and has the ability to hold the promissory note to maturity, it has been classified as held for investment and is reported on the consolidated balance sheet at amortized cost. The first installment payment due in 2025 is classified as current and the remaining installment payments due in 2026 and 2027 are classified as noncurrent on the consolidated balance sheet.

The promissory note was recorded at a discount of $545,000, which is being amortized over the term of the promissory note using the effective interest method. The Company recognized discount amortization and accrued interest of $157,000 and $310,000 in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2024, respectively.

Embedded Derivatives

The contingent features of the promissory note were evaluated for bifurcation in accordance with ASC 815. The contingent features requiring bifurcation had an estimated fair value of $250,000 as of the transaction date and as of December 31, 2024. The estimated fair value of the contingent features is reported in note receivable – noncurrent on the consolidated balance sheet as of December 31, 2024.